Pay vs Performance Disclosure	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table (SCT) Total for First PEO(1)	Compensation actually paid to First PEO(1)(2)(3)	Summary Compensation Table (SCT) Total for Second PEO(1)	Compensation actually paid to Second PEO(1)(2)(3)	Average SCT Total for non-PEO NEOs[1]	Average Compensation actually paid to non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ millions)	Stock Price(5)
							TSR	Peer Group TSR
2023			$700,000	$809,897	$1,242,512	$1,091,027	$191	$133	$67.1	$19.16
2022	$—	$—	$700,000	$(6,979,464)	$1,345,000	$197,014	$205	$119	$100.6	$20.58
2021	$—	$—	$12,700,000	$24,330,911	$1,325,008	$2,407,172	$254	$133	$896.4	$25.60
2020	$1,401,151	$(3,902,435)	$1,395,830	$27,539,095	$925,254	$4,020,015	$191	$98	$315.5	$19.28

Company Selected Measure Name			Stock price
Named Executive Officers, Footnote	Guang Yang was our first PEO until April 15, 2020. Suren Rana has been our Second PEO since April 15, 2020.The individuals comprising the non-PEO NEOs for each year presented are listed below.

2020 - 2023
Richard Hart
Christina Wiater

Peer Group Issuers, Footnote			The Peer Group TSR shown in this table utilizes the S&P 500 Financial Index Sector (the “Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Suren Rana	Exclusion of Equity Awards for Suren Rana	Inclusion of Equity Values for Suren Rana	Compensation Actually Paid to Suren Rana
2023	$700,000	$—	$109,897	$809,897
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Suren Rana ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Suren Rana ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Suren Rana ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Suren Rana ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Suren Rana ($)	Total - Inclusion of Equity Values for Suren Rana ($)
2023	$—	$—	$—	$109,897	$—	$109,897

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$163,287	$(9,781)	$—	$(84,991)	$—	$—	$68,515

Non-PEO NEO Average Total Compensation Amount			$ 1,242,512	$ 1,345,000	$ 1,325,008	$ 925,254
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,091,027	197,014	2,407,172	4,020,015
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions for the PEOs and the Non-PEO NEOs set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Suren Rana	Exclusion of Equity Awards for Suren Rana	Inclusion of Equity Values for Suren Rana	Compensation Actually Paid to Suren Rana
2023	$700,000	$—	$109,897	$809,897

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,242,512	$(220,000)	$68,515	$1,091,027

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years assuming $100 was invested on December 31, 2019, and the Peer Group’s TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Tabular List, Table

PEO and Other NEOs
Stock Price
Economic Net Income (“ENI”) (1)
ENI Earnings Per Share (“ENI EPS”) (2)

(1) See Appendix for 2023 GAAP Net Income to ENI reconciliation and discussion of why such non-GAAP financial measure may be useful to investors.
(2) See Appendix for 2023 GAAP EPS to ENI EPS reconciliation and discussion of why such non-GAAP financial measure may be useful to investors.

Total Shareholder Return Amount			$ 191	205	254	191
Peer Group Total Shareholder Return Amount			133	119	133	98
Net Income (Loss)			$ 67,100,000	$ 100,600,000	$ 896,400,000	$ 315,500,000
Company Selected Measure Amount | $ / shares			19.16	20.58	25.60	19.28
PEO Name	Guang Yang	Suren Rana	Suren Rana	Suren Rana	Suren Rana
Additional 402(v) Disclosure			Net income is as reported in the Company’s Form 10-K for the relevant year. Stock price is shown as of the December 31st of each year. We determined Stock Price to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Stock Price during the four most recently completed fiscal years.

Name			Stock Price
Measure:: 2
Pay vs Performance Disclosure
Name			Economic Net Income (“ENI”) (1)
Measure:: 3
Pay vs Performance Disclosure
Name			ENI Earnings Per Share (“ENI EPS”) (2)
Suren Rana [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 700,000	$ 700,000	$ 12,700,000	$ 1,395,830
PEO Actually Paid Compensation Amount			809,897	$ (6,979,464)	$ 24,330,911	27,539,095
Guang Yang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,401,151
PEO Actually Paid Compensation Amount						$ (3,902,435)
PEO | Suren Rana [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,897
PEO | Suren Rana [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Suren Rana [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Suren Rana [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Suren Rana [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,897
PEO | Suren Rana [Member] | Exclusion Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Suren Rana [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			68,515
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			163,287
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,781)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(84,991)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(220,000)
Non-PEO NEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0